CONSOLIDATED BALANCE SHEETS (Parenthetical) (POINTER TELOCATION LTD. [Member]) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Trade receivables, allowance for doubtful accounts	$ 1,383		$ 1,439
Ordinary shares, par value per share		3		3
Ordinary shares, shares authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, shares issued	4,860,024	4,860,024	4,771,181	4,771,181
Ordinary shares, shares outstanding	4,860,024	4,860,024	4,771,181	4,771,181